GOODWILL (Details)					12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 B2B hotel reservation company CNY	Aug. 31, 2013 B2B hotel reservation company USD ($)	Aug. 31, 2013 B2B hotel reservation company CNY	Dec. 31, 2013 Wholesaler operated hotel reservation and air ticketing services CNY	Aug. 31, 2013 Wholesaler operated hotel reservation and air ticketing services USD ($)	Aug. 31, 2013 Wholesaler operated hotel reservation and air ticketing services CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2012 Others CNY
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 160,650,707	972,531,184	822,585,341	798,601,767		$ 12,000,000	72,000,000		$ 7,000,000	44,000,000
Acquisition (Disposal)					72,406,431			43,993,740
Acquisition (Disposal) of others											33,545,672	23,983,574
Balance at end of period	$ 160,650,707	972,531,184	822,585,341	798,601,767		$ 12,000,000	72,000,000		$ 7,000,000	44,000,000
Percentage of interest purchased						51.00%	51.00%		100.00%	100.00%